TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2012 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2011 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2013 Other Countries [Member] CNY	Dec. 31, 2012 Other Countries [Member] CNY	Dec. 31, 2011 Other Countries [Member] CNY
Income Tax [Line Items]
Income/(Loss) before income taxes	$ 38,594,463	233,639,303	(1,552,717,375)	354,398,624	(252,710,798)	(136,614,196)	246,885,595	308,896,189	(1,191,217,775)	127,032,230	151,838,949	(224,901,695)	(19,519,201)